Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Equity Method Investments	The following tables present summarized financial information for the entities in which we have equity method investments on an aggregated basis since the dates of acquisition:

	As of December 31,
	2021(1)	2020(2)
Total assets	$659,341	$10,254,902
Total liabilities	540,642	10,032,736
__________________
(1)Reflects amounts related to our investment in Lower.
(2)Reflects amounts related to our investment in Apex.

	Year Ended December 31,
	2021(1)	2020(2)	2019
Total revenues	$127,490	$276,968	$149,922
Net income	768	58,426	22,255
__________________
(1)For Lower, reflects amounts subsequent to the date on which we entered into the equity method arrangement.
(2)For the residential mortgage origination joint venture, reflects amounts through the third quarter of 2020, when we exited the arrangement.